NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2023
NON-CONTROLLING INTERESTS.
NON-CONTROLLING INTERESTS

21. NON-CONTROLLING INTERESTS

The details of non-controlling interests are as follows:

	2022	2023
Non-controlling interests in net assets of subsidiaries:
Telkomsel	10,450	11,016
Mitratel	9,031	9,101
Others	370	542
Total	19,851	20,659

	2021	2022	2023
Non-controlling interests in profit (loss) of subsidiaries:
Telkomsel	9,183	6,476	7,096
Mitratel	79	504	568
Others	(40)	4	(23)
Total	9,222	6,984	7,641

Material partly-owned subsidiaries

The non-controlling interest which are considered material to the Company are the non-controlling interest in Telkomsel and Mitratel.

On December 31, 2022 and 2023, non-controlling interest ownership in Telkomsel is 35.00% and 30.10%, respectively. The change in ownership of non-controlling interests in Telkomsel is the result of transfer of the Company's IndiHome business to Telkomsel and capital injection from Singtel to Telkomsel, which became effective from July 1, 2023 (Note 1e).

On December 31, 2022 and 2023, non-controlling interest ownership in Mitratel is 28.15% and 28.16%, respectively. The change in ownership of non-controlling interests in Mitratel is the result of the execution of the Management and Employee Stock Option Program (“MESOP”).

The summarized financial informations of Telkomsel and Mitratel are provided below. These informations are based on amounts before intercompany eliminations and adjustments.

Summarized statements of financial position:

	Telkomsel		Mitratel
	2022	2023	2022	2023
Current assets	16,290	20,505	7,886	3,420
Non-current assets	83,795	91,871	48,163	53,576
Current liabilities	(31,921)	(39,743)	(10,206)	(11,077)
Non-current liabilities	(38,365)	(42,251)	(12,061)	(11,900)
Total equity	29,799	30,382	33,782	34,019
Attributable to:
Owners of the parent company	19,349	19,366	24,751	24,918
Non-controlling interests	10,450	11,016	9,031	9,101

Summarized statements of profit or loss and other comprehensive income:

	Telkomsel			Mitratel
	2021	2022	2023	2021	2022	2023
Revenues	87,506	89,039	102,372	6,870	7,729	8,595
Operation expenses	(52,356)	(59,332)	(71,819)	(4,123)	(4,567)	(4,949)
Other expenses – net	(1,980)	(5,375)	(2,280)	(820)	(1,195)	(1,501)
Profit before income tax	33,170	24,332	28,273	1,927	1,967	2,145
Income tax expense – net	(6,931)	(5,805)	(6,418)	(494)	(175)	(128)
Profit for the year	26,239	18,527	21,855	1,433	1,792	2,017
Other comprehensive income (loss) – net	(75)	145	78	8	(1)	2
Total comprehensive income for the year	26,164	18,672	21,933	1,441	1,791	2,019

Attributable to non-controlling interests	9,183	6,476	7,096	79	504	568
Dividends paid to non-controlling interests	13,204	9,784	9,267	—	272	484

Summarized statements of cash flows:

	Telkomsel			Mitratel
	2021	2022	2023	2021	2022	2023
Operating	40,789	42,970	41,693	5,363	6,020	5,162
Investing	(12,943)	(8,652)	(14,302)	(12,597)	(10,893)	(6,504)
Financing	(34,239)	(30,783)	(28,601)	25,851	(7,921)	(4,118)
Net increase (decrease) in cash and cash equivalents	(6,393)	3,535	(1,210)	18,617	(12,794)	(5,460)